Principal Accounting Policies - Receivables, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Principal Accounting Policies
Balance at the beginning of year	¥ 448,562	¥ 403,360	¥ 369,982
Provisions	256,039	61,146	61,393
Write-offs	(15,173)	(15,944)	(28,015)
Balance at the end of year	¥ 689,428	¥ 448,562	¥ 403,360